Additional information on the nature of comprehensive income (loss) components (Tables)	12 Months Ended
Dec. 31, 2022
Additional information on the nature of comprehensive income (loss) components [Abstract]
Schedule of additional information on the nature of comprehensive loss components
	Year Ended December 31,
	2022	2021	2020
Expenses for employee benefits
Operating and maintenance costs	$444,400	$528,658	$182,628
Professional fees	307,534	91,249	40,491
Share based compensation	3,296,238	7,804,271	1,247,551
	$4,048,172	$8,424,178	$1,460,670
Net financial expenses
Interest on loans	$238,204	$96,134	$41,992
Interest on lease liabilities	16,074	236,680	216,435
	$254,278	$332,814	$258,427